Stock Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2012
Stock Compensation Plans [Abstract]
Stock Option Plans
A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2011	49,033,846	$33.70	6.04	$193
Granted	7,801,023	38.34
Exercised	(3,245,380)	27.46
Expired/Forfeited	(3,553,520)	35.22
Outstanding at August 31, 2012	50,035,969	$34.18	5.60	$175
Vested or expected to vest at August 31, 2012	29,037,001	$35.35	3.90	$108
Exercisable at August 31, 2012	20,147,917	$32.76	7.99	$65

Restricted Stock Awards and Stock Unit Plan
summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2011	48,046	$36.13
Granted	-	-
Forfeited	(3,690)	36.43
Vested	(31,355)	36.02
Nonvested at August 31, 2012	13,001	$36.33

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,911,237	$33.94
Granted	936,499	36.60
Dividends	64,986	-
Forfeited	(245,033)	33.01
Vested	(857,138)	34.95
Outstanding at August 31, 2012	1,810,551	$34.04

Assumptions Used to Determined Fair Value of Each Option Grant Using the Black-Scholes Option Pricing Model
The fair value of each option grant was determined using the Black-Scholes option pricing model with the following weighted-average assumptions used in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Risk-free interest rate (1)	1.73%	2.12%	3.14%
Average life of option (years) (2)	7.9	7.2	7.3
Volatility (3)	27.02%	28.08%	28.01%
Dividend yield (4)	2.90%	1.94%	1.91%
Weighted-average grant-date fair value
Granted at market price	$8.08	$8.12	$9.80

Summary information relative to the Performance Share Plan
A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,819,668	$31.83
Granted	689,605	35.61
Forfeited	(215,948)	31.76
Vested	(313,298)	35.52
Outstanding at August 31, 2012	1,980,027	$32.57

Stock-based Compensation Expense by Plan
summary of total stock-based compensation expense follows:

	2012	2011	2010
Stock options	$62	$85	$78
Restricted stock units	24	20	13
Performance share plans	7	25	6
Employee stock purchase plan	6	5	5
	$99	$135	$102